Fees Summary	Sep. 09, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 2,350,601,883.55
Previously Paid Amount	0.00
Total Fee Amount	324,618.12
Total Offset Amount	0.00
Net Fee	324,618.12
Narrative - Max Aggregate Offering Price	$ 2,350,601,883.55
Narrative - Max Aggregate Offering Amount | shares	2,351,835,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true